UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor
         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $207,640 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      261     4948 SH       Sole                        0        0     4948
AMTECH SYS INC                 COM PAR $0.01N   032332504     9326   369501 SH       Sole                        0        0   369501
ANADARKO PETE CORP             COM              032511107      393     4799 SH       Sole                        0        0     4799
ANNALY CAP MGMT INC            COM              035710409     1357    77742 SH       Sole                        0        0    77742
ANWORTH MORTGAGE ASSET CP      COM              037347101    12325  1738382 SH       Sole                        0        0  1738382
APACHE CORP                    COM              037411105      400     3054 SH       Sole                        0        0     3054
ARGAN INC                      COM              04010E109     3196   373333 SH       Sole                        0        0   373333
ARGAN INC                      COM              04010E109    11325  1323000 SH       Sole                        0        0  1323000
BARRICK GOLD CORP              COM              067901108     3625    69827 SH       Sole                        0        0    69827
CENOVUS ENERGY INC             COM              15135u109     4762   120921 SH       Sole                        0        0   120921
CHESAPEAKE MIDSTREAM PARTNER   UNIT             16524k108     7134   247437 SH       Sole                        0        0   247437
CHIMERA INVT CORP              COM              16934Q109     6445  1627520 SH       Sole                        0        0  1627520
CINEMARK HOLDINGS INC          COM              17243v102     4664   241036 SH       Sole                        0        0   241036
CLOROX CO DEL                  COM              189054109      303     4325 SH       Sole                        0        0     4325
COCA COLA CO                   COM              191216100      418     6300 SH       Sole                        0        0     6300
COLGATE PALMOLIVE CO           COM              194162103      323     4000 SH       Sole                        0        0     4000
CORE LABORATORIES N V          COM              N22717107     4540    44436 SH       Sole                        0        0    44436
COURIER CORP                   COM              222660102      181    12971 SH       Sole                        0        0    12971
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    13951   310030 SH       Sole                        0        0   310030
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109      311     6000 SH       Sole                        0        0     6000
ENTERPRISE PRODS PARTNERS L    COM              293792107     4305    99979 SH       Sole                        0        0    99979
ENVESTNET INC                  COM              29404k106     6073   451863 SH       Sole                        0        0   451863
EOG RES INC                    COM              26875p101     7450    62864 SH       Sole                        0        0    62864
EXXON MOBIL CORP               COM              30231G102     1180    14030 SH       Sole                        0        0    14030
FMC TECHNOLOGIES INC           COM              30249U101     3364    35607 SH       Sole                        0        0    35607
GENERAL ELECTRIC CO            COM              369604103      277    13809 SH       Sole                        0        0    13809
GOLDCORP INC NEW               COM              380956409     3553    71344 SH       Sole                        0        0    71344
HATTERAS FINL CORP             COM              41902r103     6288   223627 SH       Sole                        0        0   223627
INERGY L P                     UNIT LTD PTNR    456615103     3972    99046 SH       Sole                        0        0    99046
JOHNSON & JOHNSON              COM              478160104      468     7907 SH       Sole                        0        0     7907
KEY TECHNOLOGY INC             COM              493143101     4545   224892 SH       Sole                        0        0   224892
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     2495    44529 SH       Sole                        0        0    44529
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      204     3625 SH       Sole                        0        0     3625
MERCK & CO INC NEW             COM              58933y105      523    15851 SH       Sole                        0        0    15851
MFA FINANCIAL INC              COM              55272x102    10326  1259299 SH       Sole                        0        0  1259299
MICROSOFT CORP                 COM              594918104      390    15355 SH       Sole                        0        0    15355
NEWMONT MINING CORP            COM              651639106     7687   140834 SH       Sole                        0        0   140834
NORTH AMERN ENERGY PARTNERS    COM              656844107     3134   254147 SH       Sole                        0        0   254147
PENN VA RESOURCES PARTNERS L   COM              707884102     4823   174129 SH       Sole                        0        0   174129
PEPSICO INC                    COM              713448108      493     7650 SH       Sole                        0        0     7650
PETROQUEST ENERGY INC          COM              716748108     3554   379675 SH       Sole                        0        0   379675
PFIZER INC                     COM              717081103      457    22489 SH       Sole                        0        0    22489
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     7861   123348 SH       Sole                        0        0   123348
QUEPASA CORP                   COM NEW          74833w206     2970   500000 SH       Sole                        0        0   500000
REAVES UTIL INCOME FD          COM SH BEN INT   756158101      219     9536 SH       Sole                        0        0     9536
REPUBLIC SVCS INC              COM              760759100     5369   178743 SH       Sole                        0        0   178743
SCHLUMBERGER LTD               COM              806857108     3459    37092 SH       Sole                        0        0    37092
SOUTHWESTERN ENERGY CO         COM              845467109     4702   109418 SH       Sole                        0        0   109418
SPDR GOLD TRUST                GOLD SHS         78463v107     3517    25150 SH       Sole                        0        0    25150
TRANSATLANTIC PETROLEUM LTD    SHS              g89982105     3286  1059846 SH       Sole                        0        0  1059846
ULTRA PETROLEUM CORP           COM              903914109     5533   112347 SH       Sole                        0        0   112347
UNITED CONTL HLDGS INC         COM              910047109     3876   168575 SH       Sole                        0        0   168575
URANIUM RES INC                COM PAR $0.001   916901507      276   133000 SH       Sole                        0        0   133000
WIRELESS TELECOM GROUP INC     COM              976524108     2097  1978204 SH       Sole                        0        0  1978204
XFONE INC                      COM              98414y109     3674  2533757 SH       Sole                        0        0  2533757